Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
8—GOODWILL
AND INTANGIBLE ASSETS

As discussed in Note
1
-
13,
ASC
350
requires that goodwill
not
be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC
280
operating segment — High Intensity Focused Ultrasound (HIFU) and Urology Devices and Services (UDS) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to
€1,767
thousand for the UDS division and to
€645
thousand for the HIFU division, at
December 31, 2018.

The Company completed the required annual impairment test in the fourth
quarter of
2018.
To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the two
reportable units. In both cases, the fair value of the reporting unit was in excess of the reporting unit's book value, which resulted in no
goodwill impairment.

Intangible assets consist of the following:

	December 31,
	2018	2017
Licenses	1,431	993
Trade name and trademark	414	393
Patents	412	412
Organization costs	320	320
Total gross value	2,577	2,118
Accumulated amortization for licenses	(587)	(477)
Accumulated amortization for trade name and trademark	(411)	(383)
Accumulated amortization for patents	(412)	(411)
Accumulated amortization for organization costs	(320)	(320)
Less: Total accumulated amortization	(1,730)	(1,591)
Total	847	527

Licenses increase is mainly due to SAP program implementation. Amortization expenses related to intangible assets amounted to
€110
thousand,
€74
thousand and
€42
thousand, for the years ended
December 31, 2018,
2017
and
2016,
respectively.

For the
five
coming years, the annual estimated amortization expense will consist of the following:

December 31, 2018

2019	97
2020	89
2021	87
2022	85
2023	83
Total	441